Finance Lease Obligation	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Finance Lease Obligation
Note 10 – Finance Lease Obligation

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	Terms	2017 and 2018	2018	2017
		%	€ in thousands
Leasing institution	EURIBOR	3.5	-	4,020
Current maturities			-	330
Leasing institution-long term			-	3,690

1.
On December 31, 2010, two wholly-owned Italian subsidiaries of the Company entered into financial leasing agreements, (the “Leasing Agreements”) in the amount of €3,000 thousand each (€6,000 thousand in total) for the financing of the subsidiaries, with a nominal annual interest rate of 3.43%. The Company is required to make monthly payments in the amount of €20 thousand each, commencing 210 days after issuance, for the duration of the Leasing Agreements (17 years) which are linked to the 3 months EURIBOR. As of December 31, 2011, the first two drawdowns under the Leasing Agreements were received in the aggregate amount of approximately €5 million net of expenses capitalized in the amount of approximately €1.142 million comprised mainly of Cadastral tax and VAT paid in connection with the Leasing Agreements. In March 2012, the final drawdown under the Leasing Agreements was received in the amount of approximately €818.5 thousand.

2.
On May 17, 2018, five of the Company’s Italian subsidiaries (together, hereinafter – the “Subsidiaries”) entered into a €35.9 million project finance Facility Agreement (the “Facility Agreement”). The €35.9 million principal amount is divided into: (i) five term loan facilities, one for each Subsidiary, which are to be used to refinance the existing financing of the subsidiaries including the finance lease obligation and for general purposes of the Subsidiaries, in the aggregate amount of €33.7 million with terms ending in May 2028, and (ii) five revolving facilities, one for each Subsidiary, aimed to cover financial needs for the debt service coverage in case of a liquidity shortfall of the Subsidiaries, in the aggregate amount of €2.2 million with terms ending in November 2027. The Company repaid the entire finance lease obligation under the Leasing Agreements on that date.